Expense with current and deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2022
Expense With Current And Deferred Income Tax And Social Contribution
Schedule of income tax and social contribution

	2022	2021	2020
Current income tax and social contribution taxes
Income tax for the period	(247,492)	9,697	(684,099)
Social contribution for the period	(85,452)	26,538	(232,671)
Tax incentive – SUDENE/SUDAM (i)	157,254	167,118	164,442
Current income tax	(175,690)	203,353	(752,328)
Deferred income tax and social contribution
Deferred income tax	95,583	(255,972)	453,127
Deferred social contribution	29,954	(93,432)	144,722
Deferred income tax	125,537	(349,404)	597,849
Provision for contingencies of income tax and social contribution
	-	-	(9,671)
Deferred income tax, net of tax	125,537	(349,404)	588,178
Income tax and social contribution	(50,153)	(146,051)	(164,150)

Schedule Of Income Tax And Social Contribution Expenses Reconciliation

	2022	2021	2020

Profit before income tax and social contribution	1,720,908	3,103,225	1,992,404
Combined tax rate	34%	34%	34%
Combined tax rate on income tax and social contribution			(677,417)
	(585,109)	(1,055,097)
(Additions) / deletions:
Equity in earnings	(20,939)	(3,935)	-
Permanent additions and exclusions:
Non-taxable revenues	152,277	135,465	11,370
Non-deductible expenses for tax purposes	(120,682)	(53,505)	(42,329)
Tax incentive – SUDENE/SUDAM (i)	157,254	167,118	164,442
Tax benefit related to interest on shareholders’ equity	476,000	356,150	368,220
Sale I – Systems (formerly FiberCo) (ii)	-	(335,935)	-
IR/CS credit on Selic related do tax overpayment (iii)	-	534,804	-
Reversal of Provision for IR/CS - TIM Nordeste (iv)	-	87,565	-
Tax losses and temporary differences not recognized	(129,954)	-	-
Other amounts	21,000	21,319	11,564
			513,267
Income before income tax	534,956	909,046
Income tax and social contribution recorded in income (loss) for the year	(50,153)	(146,051)	(164,150)
Effective rate	2.91%	4.71%	8.24%

(i)	As mentioned in Note 27 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.

(ii)	Refer to deferred taxes on goodwill written-off, according to the sale transaction described in Note 1.2.2, which took place in November 2021 between TIM S.A. and IHS.

(iii)	As mentioned in note 9, in September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. Although the aforementioned decision is still pending publication, as well as the specific TIM lawsuit is still pending judgment, TIM recorded its best estimate in the amount of R$ 534.8 million, since the likelihood of a favorable outcome for the Company becomes probable.

(iv)	In the second quarter of 2021, there was a positive impact of R$ 87 million arising from the write-off of assets and reversal of the provision for income tax and social contribution, set up in 2009, due to the partial success in an administrative proceeding related to the merger of the company TIM Nordeste by TIM Celular.